Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Disaggregation of Cash and Cash Equivalents	Cash and cash equivalents are disaggregated as follows:
	March 31,	March 31,
	2019	2018

Cash	$1,703,550	$322,560
Cash equivalents	777,280	-

Total cash and cash equivalents	$2,480,830	$322,560